Income Tax Expense (Recovery) - Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Beginning balance	$ 70,738	$ 62,958
Increases for positions related to the current year	4,540	4,476
Increase for positions taken in prior periods	7,142	5,656
Decrease for positions taken in prior periods	0	(16,441)
Freight tax liability, Decrease Resulting from Settlements with Taxing Authorities	0	(9,372)
Decrease related to statute limitations	(11,314)	(1,681)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation	92	338
Ending balance	$ 71,198	$ 45,258